Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 15, 2013 to the Natixis Funds Prospectus, dated May 1, 2013 as may be revised and supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund

ASG DIVERSIFYING STRATEGIES FUND

Effective immediately, the second paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus is amended and restated as follows as it relates to the Fund:

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser currently targets an annualized volatility level of 12% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

ASG GLOBAL ALTERNATIVES FUND

Effective immediately, the following paragraph is inserted between the second and third paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus as it relates to the Fund:

The Adviser currently targets an annualized volatility level of 9% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

ASG MANAGED FUTURES STRATEGY FUND

Effective immediately, the first paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus is amended and restated as follows as it relates to the Fund:

The Fund seeks to generate positive absolute returns over time. Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser currently targets an annualized volatility level of 17% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Effective immediately, the third paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus is amended and restated as follows as it relates to the Fund:

Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team’s overall macro strategy when deciding whether to buy or sell investments, with the goal of continually optimizing the Fund’s portfolio. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser currently targets an annualized volatility range of 6% to 10% (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

LOOMIS SAYLES STRATEGIC ALPHA FUND

Effective immediately, the following paragraph is inserted between the second and third paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus as it relates to the Fund:

The Adviser currently targets an annualized volatility range of 4% to 6% (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

ASG Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 15, 2013 to the Natixis Funds Prospectus, dated May 1, 2013 as may be revised and supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund

ASG DIVERSIFYING STRATEGIES FUND

Effective immediately, the second paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus is amended and restated as follows as it relates to the Fund:

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser currently targets an annualized volatility level of 12% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

ASG Global Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 15, 2013 to the Natixis Funds Prospectus, dated May 1, 2013 as may be revised and supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund

ASG GLOBAL ALTERNATIVES FUND

Effective immediately, the following paragraph is inserted between the second and third paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus as it relates to the Fund:

The Adviser currently targets an annualized volatility level of 9% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

ASG Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 15, 2013 to the Natixis Funds Prospectus, dated May 1, 2013 as may be revised and supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund

ASG MANAGED FUTURES STRATEGY FUND

Effective immediately, the first paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus is amended and restated as follows as it relates to the Fund:

The Fund seeks to generate positive absolute returns over time. Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser currently targets an annualized volatility level of 17% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

Loomis Sayles Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 15, 2013 to the Natixis Funds Prospectus, dated May 1, 2013 as may be revised and supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Effective immediately, the third paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus is amended and restated as follows as it relates to the Fund:

Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team’s overall macro strategy when deciding whether to buy or sell investments, with the goal of continually optimizing the Fund’s portfolio. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser currently targets an annualized volatility range of 6% to 10% (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.

Loomis Sayles Strategic Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 15, 2013 to the Natixis Funds Prospectus, dated May 1, 2013 as may be revised and supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund

LOOMIS SAYLES STRATEGIC ALPHA FUND

Effective immediately, the following paragraph is inserted between the second and third paragraph of the Fund’s “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the summary prospectus and within the section “More Information About the Funds” in the prospectus as it relates to the Fund:

The Adviser currently targets an annualized volatility range of 4% to 6% (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile.